Note 13 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Fair Value Measurement as of December 31, 2024
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	Derivative, Current assets	$184,392	-	$184,392	-
Interest rate swap contract, long-term portion	Derivative, Long-term assets	$200,636	-	$200,636	-
	Fair Value Measurement as of June 30, 2025
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	Derivative, Current assets	$131,463	-	$131,463	-
Liabilities:
Interest rate swap contract, long-term portion	Derivative, Long-term liabilities	$88,519	-	$88,519	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025
Interest rate swap contract– Unrealized gain / (loss)	Gain / (loss) on derivative, net	783,028	(342,084)
Interest rate swap contract - Realized gain	Gain / (loss) on derivative, net	197,679	112,150
Total gain / (loss) on derivative		980,707	(229,934)